LAND USE RIGHTS, NET (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
LAND USE RIGHTS, NET [Abstract]
Land use rights			¥ 406,639,529		¥ 386,633,770
Less: accumulated amortization			(34,707,379)		(36,719,630)
Land use rights, net	$ 54,017,435		371,932,150		349,914,140
Amortization of land use rights	$ 972,628	¥ 6,300,488	¥ 6,882,863	¥ 6,664,272
Estimated future amortization expense					6,937,672
Land use rights pledged					¥ 303,519,533
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years